Borrowing Arrangements (Details) - Schedule of Company's outstanding notes payable - Notes Payable, Other Payables [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 0	$ 9,507
Less: Unamortized debt issuance costs and discounts	0	0
Other Notes Payable, Current	0	9,507
Loan And Security Agreement Member
Debt Instrument [Line Items]
Long-Term Debt, Gross	0	6,987
2021 Promissory Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	0	2,500
Current Insight Promissory Note Member
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 0	$ 20